Long-Term Obligations (Details 3) (6% Convertible Notes, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Apr. 11, 2014	Jan. 31, 2015
6% Convertible Notes
Debt Instrument [Line Items]
Balance, net of unamortized discounts, converted	$ 1.8
Shares issued for conversion of notes payable	1,526,001
Convertible notes payable		$ 0